NXG Cushing Midstream Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2024

		Fair
Common Stock - 88.7%	Shares	Value
Canadian Midstream - 3.0%
Keyera Corp(3)	126,000	$3,774,437
Pembina Pipeline Corporation(3)	3,435	138,378
		3,912,815
Cryptocurrency Miners - 1.6%
Cleanspark, Inc.(2)	200,500	2,143,345

Exploration & Production - 5.4%
Viper Energy Inc	134,000	6,378,400
Vital Energy Inc(2)	16,000	574,240
		6,952,640
General Partnerships - 4.4%
Enlink Midstream LLC(1)	396,000	5,686,560

Integrated Oil - 3.2%
Cenovus Energy Inc.(3)	220,000	4,078,800

Large Cap Diversified C Corps - 31.9%
Cheniere Energy, Inc.	57,000	10,559,820
Kinder Morgan, Inc.(1)	395,000	8,520,150
ONEOK, Inc.(1)	66,000	6,095,760
Pembina Pipeline Corporation(1)(3)	107,565	4,332,718
TC Energy Corp(3)	140,000	6,487,600
Williams Companies, Inc.(1)	112,000	5,126,240
		41,122,288
Natural Gas Gatherers & Processors - 19.4%
Antero Midstream Corporation	140,000	2,081,800
DT Midstream, Inc.	97,000	7,623,230
Kinetik Holdings, Inc.	90,000	3,981,600
Targa Resources Corporation(1)	77,300	11,355,370
		25,042,000
Natural Gas Transportation & Storage - 0.5%
Excelerate Energy Inc	35,000	638,050

Oilfield Services - 0.3%
Valaris Ltd(2)(3)	6,000	366,360

Refiners - 5.1%
Marathon Petroleum Corporation(1)	16,000	2,833,920
Phillips 66	26,500	3,718,215
		6,552,135
Solar Equipment - 3.0%
First Solar Inc(2)	13,000	2,955,810
NEXTracker Inc(2)	22,000	894,740
		3,850,550
Utilities - 7.3%
American Electric Power Co Inc	12,000	1,203,360
Duke Energy Corp	15,000	1,709,250
NextEra Energy Inc	24,000	1,932,240
Southern Co/The	21,000	1,814,400
Vistra Corporation	32,000	2,733,760
		9,393,010
Water & Waste - 0.2%
Aris Water Solutions Inc	16,000	269,120

YieldCo - 3.4%
Atlantica Sustainable Infrastructure(3)	115,000	2,508,150
Clearway Energy, Inc.(1)	66,000	1,911,360
		4,419,510
Total Common Stocks (Cost $99,400,753)		$114,427,183

MLP Investments and Related Companies - 36.7%	Units
Coal - 1.8%
Alliance Resource Partners LP	100,000	$2,392,000

Crude Oil & Refined Products - 1.6%
Genesis Energy L.P.	150,000	2,079,000

Large Cap Diversified C Corps - 6.0%
Plains GP Holdings, L.P.(1)	400,000	7,680,000

Large Cap MLP - 16.6%
Energy Transfer, L.P.(1)	610,000	9,821,000
Enterprise Products Partners L.P.	158,000	4,635,720
MPLX, L.P.(1)	161,000	6,903,680
		21,360,400
Natural Gas Gatherers & Processors - 8.5%
Hess Midstream, L.P.(1)	150,000	5,602,500
Western Midstream Partners, L.P.(1)	140,000	5,401,200
		11,003,700
Upstream MLPs - 2.2%
TXO Energy Partners, L.P.	142,000	2,840,000

Total MLP Investments and Related Companies (Cost $38,437,221)		$47,355,100

Preferred Stock - 2.0%
Crude Oil & Refined Products - 0.4%
NGL Energy Partners, L.P.(1)(2)	20,313	$490,431

Utilities - 1.9%
NextEra Energy Capital Holdings, Inc.(1)	81,000	2,001,510

Total Preferred Stock (Cost $2,549,836)		$2,491,941

Short-Term Investments - Investment Companies - 1.8%	Shares
First American Government Obligations Fund - Class X, 5.22%(4)	1,130,708	$1,130,708
First American Treasury Obligations Fund - Class X, 5.18%(4)	1,130,708	1,130,708
Total Short-Term Investments - Investment Companies (Cost $2,261,416)		$2,261,416

Total Investments - 129.2% (Cost $142,649,226)		$166,535,640
Written Options (5) - 0.0% (Premiums Received $48,385)		48,385
Liabiliities in Excess of Other Assets - (29.2)%		(37,593,398)
Net Assets Applicable to Common Stockholders - 100.0%		$128,942,242

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended August 31, 2024. As such, it is classified as a non-income producing security as of August 31, 2024.
(3)	Foreign issued security. Foreign concentration is as follows: Canada 14.59%, United Kingdom 1.95%, Bermuda 0.28%.
(4)	Rate reported is the current yield as of August 31, 2024.
(5)	Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
	Cleanspark, Inc., Call Option	$11.00	9/6/2024	USD	1,000	$27,102	$27,102	-
	First Solar Inc, Call Option	$237.50	9/6/2024	USD	100	$13,034	$13,034	-
	Vistra Corp, Call Option	$89.00	9/6/2024	USD	200	$8,248	$8,248	-
						$48,385	$48,385	$-

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2024	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$114,427,184	$114,427,184	$-	$-
Master Limited Partnerships and Related Companies (a)	47,355,100	47,355,100	-	-
Preferred Stock (a)	2,491,941	2,491,941	-
Total Equity Securities	164,274,225	164,274,225	-	-
Other Short Term Investments (a)	2,261,416	2,261,416	-	-
Total Other	2,261,416	2,261,416	-	-
Total Assets	$166,535,641	$166,535,641	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2024.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended August 31, 2024.